Revenue from Contract with Customers - Schedule of Revenue from Contract with Customers (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Types of services:
Subscription income			$ 14,305,443	$ 14,955,197	$ 13,930,887
Carriage/placement fees			6,585,138	5,410,248	3,406,204
Advertisement income			549,903	556,582	1,413,553
Device activation fees			151,728	151,960	257,540
Fiber use revenue				289,788
Consultancy services			1,093,855
Unbilled eevenue			441,852
Total revenue from customers	$ 14,302,622	$ 12,013,543	23,127,919	21,363,775	19,008,184
Timing of revenue recognition
Services transferred over time			23,127,919	21,363,775	19,008,184
Total	$ 14,302,622	$ 12,013,543	$ 23,127,919	$ 21,363,775	$ 19,008,184